RISK MANAGEMENT - Liquid Assets (Details) - Liquidity risk - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Liquid assets	$ 48,059,179	$ 44,198,889
High quality liquid assets | Cash
RISK MANAGEMENT
Liquid assets	26,299,990	22,641,516
High quality liquid assets | High quality liquid securities
RISK MANAGEMENT
Liquid assets	17,739,501	18,258,002
Other liquid assets | Other securities
RISK MANAGEMENT
Liquid assets	$ 4,019,688	$ 3,299,371